Share-based payments - Additional Information (Details)	1 Months Ended		12 Months Ended
	Nov. 30, 2021	May 31, 2021	Dec. 31, 2021 SEK (kr) shares kr / shares	Dec. 31, 2020 SEK (kr)	Dec. 31, 2021 USD ($) shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise term				10 years
Percentage of impact of increasing share price			10.00%	10.00%
Percentage of impact of decreasing share price			10.00%	10.00%
Percentage of impact of increasing expected volatility			2.00%	2.00%
Percentage of impact of decreasing expected volatility			2.00%	2.00%
Impact of increasing expected term			6 months	6 months
Impact of decreasing expected term			6 months	6 months
Grant date fair value, Granted | kr				kr 115.9
Restricted Stock Units | May 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, granted			1,257,127
Grant date fair value, Granted | $					$ 17.00
Restricted Stock Units | November 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, granted			575,650
Grant date fair value, Granted | $					$ 9.92
Employee Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options expired			0
Awards vesting description			One-third of the employee stock options vests each anniversary after grant, and the expiration date is five years from the relevant vesting date
Expected dividend yield | kr			kr 0
Percentage of impact of increasing share price	10.00%	10.00%
Percentage of impact of decreasing share price	10.00%	10.00%
Percentage of impact of increasing expected volatility	2.00%	2.00%
Percentage of impact of decreasing expected volatility	2.00%	2.00%
Impact of increasing expected term	6 months	6 months
Impact of decreasing expected term	6 months	6 months
Employee Stock Options | May 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted			6,867,649
Employee stock options					6,823,531
Exercise price | $ / shares					$ 17
Fair value | $					$ 6,240
Employee Stock Options | November 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted			134,781
Employee stock options					134,781
Exercise price | $ / shares					$ 9.92
Fair value | $					$ 3,670
Employees | Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted			1,791,602
Exercise term			three years
Employees | Employee Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted			7,002,430
Exercise term			five years after vesting, corresponding to a total term of six, seven and eight years for the respective installment
Board of Directors | Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted			41,175
Exercise term			one year
Board of Directors | Employee Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted			5,750,002
Exercise term			five years after vesting, corresponding to a total term of six, seven and eight years for the respective installment
LTI 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Par value per share | kr / shares			kr 0.0015
LTI 2021 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Par value per share | kr / shares			kr 0.0015
Number of share options granted			69,496,515
Number of warrants, granted			69,496,515
Share capital					102,957.80